Supplemental Guarantor Information - Consolidated Statement of Cash Flows (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash flows from operating activities
Income before income taxes	$ (7,100)	$ (362)	$ 14,455	$ 14,880
Non-cash items	47,368		17,311	16,499
Changes in working capital	(7,032)		680	(8,177)
Net cash flows from operating activities	33,236	1,692	32,446	23,202
Investing activities:
Acquisition and mergers, net of cash acquired	4,038
Payment related to acquisition of Vonpar	4,038	206	(13,198)
Deconsolidation of Venezuela	(170)
Interest received	887	45	715	414
Acquisition of long-lived assets, net	(10,747)		(9,979)	(10,312)
Acquisition of intangible assets and other investing activities	(4,011)		(2,385)	(1,028)
Investments in shares	(920)	(47)	(2,068)	(32)
Dividends received	33			13
Net cash flows from investing activities	(10,890)	(555)	(26,915)	(10,945)
Financing activities:
Proceeds from borrowings	12,488	636	8,040	1,907
Repayment of borrowings	(13,109)	(668)	(4,948)	(9,076)
Interest paid	(4,589)	(234)	(4,122)	(3,568)
Dividends paid	(6,992)	(356)	(7,013)	(6,416)
Proceeds from issuing shares	4,082	208
Increase in non-controllinginterest			826
Other financing activities	(2,655)	(135)	(2,517)	8,586
Net cash flows (used in)/from financing activities	(10,775)	(549)	(9,734)	(8,567)
Net (decrease) increase in cash and cash equivalents	11,571	588	(4,203)	3,690
Initial balance of cash and cash equivalents	10,476	534	15,989	12,958
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(3,280)	(166)	(1,310)	(659)
Ending balance of cash and cash equivalents	18,767	$ 956	10,476	15,989
Coca-Cola FEMSA [member]
Cash flows from operating activities
Income before income taxes	(12,565)		8,848	9,251
Non-cash items	10,474		(11,495)	(11,920)
Changes in working capital	118		(100)	17
Net cash flows from operating activities	(1,973)		(2,747)	(2,652)
Investing activities:
Interest received	4,753		1,711	2,055
Acquisition of intangible assets and other investing activities	4,902		(12,079)	65
Investments in shares	(118)		(707)	(10,929)
Dividends received	3,204		5,868
Net cash flows from investing activities	12,741		(5,207)	(8,809)
Financing activities:
Proceeds from borrowings	10,200		4,236
Repayment of borrowings	(9,926)		(2,625)	(7,681)
Interest paid	(5,169)		(1,360)	(609)
Dividends paid	(6,991)		(6,944)	(6,405)
Proceeds from issuing shares	4,082
Other financing activities	2,730		3,024	28,770
Net cash flows (used in)/from financing activities	(5,074)		(3,669)	14,075
Net (decrease) increase in cash and cash equivalents	5,694		(11,623)	2,614
Initial balance of cash and cash equivalents	1,106		10,991	7,282
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	217		1,738	1,095
Ending balance of cash and cash equivalents	7,017		1,106	10,991
Wholly-Owned guarantors subsidiaries [member]
Cash flows from operating activities
Income before income taxes	18,144		18,461	10,637
Non-cash items	(4,564)		(3,557)	2,308
Changes in working capital	1,803		(2,279)	1,362
Net cash flows from operating activities	15,383		12,625	14,307
Investing activities:
Interest received	1,693		671	238
Acquisition of long-lived assets, net	(2,646)		(3,810)	(2,911)
Acquisition of intangible assets and other investing activities	(996)		(6,577)	(62)
Investments in shares	(420)		(1,021)	(9,352)
Dividends received	16		1	17
Net cash flows from investing activities	(2,353)		(10,736)	(12,070)
Financing activities:
Interest paid	(4,740)		(3,727)	(3,491)
Dividends paid	(3,187)		(5,868)
Other financing activities	(5,293)		8,005	1,300
Net cash flows (used in)/from financing activities	(13,220)		(1,590)	(2,191)
Net (decrease) increase in cash and cash equivalents	(190)		299	46
Initial balance of cash and cash equivalents	1,119		810	755
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(3)		9	9
Ending balance of cash and cash equivalents	926		1,119	810
Combined non-guarantor subsidiaries [member]
Cash flows from operating activities
Income before income taxes	(12,708)		11,080	11,988
Non-cash items	41,487		8,429	9,115
Changes in working capital	(8,953)		3,059	(9,556)
Net cash flows from operating activities	19,826		22,568	11,547
Investing activities:
Acquisition and mergers, net of cash acquired	4,038
Payment related to acquisition of Vonpar			(13,198)
Deconsolidation of Venezuela	(170)
Interest received	1,567		3,504	2,347
Acquisition of long-lived assets, net	(8,101)		(6,169)	(7,401)
Acquisition of intangible assets and other investing activities	(7,917)		16,271	(1,031)
Investments in shares	861		6,829	(5,681)
Dividends received				13
Net cash flows from investing activities	(9,723)		7,237	(11,753)
Financing activities:
Proceeds from borrowings	2,288		4,026	1,907
Repayment of borrowings	(3,183)		(2,545)	(1,250)
Interest paid	(1,806)		(4,206)	(3,694)
Dividends paid	(1)		(70)	(28)
Increase in non-controllinginterest			826
Other financing activities	(1,334)		(20,715)	4,301
Net cash flows (used in)/from financing activities	(4,036)		(22,684)	1,236
Net (decrease) increase in cash and cash equivalents	6,067		7,121	1,030
Initial balance of cash and cash equivalents	8,251		4,188	4,921
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(3,494)		(3,057)	(1,763)
Ending balance of cash and cash equivalents	10,824		8,251	4,188
Eliminations [member]
Cash flows from operating activities
Income before income taxes	29		(23,934)	(16,996)
Non-cash items	(29)		23,934	16,996
Investing activities:
Interest received	(7,126)		(5,171)	(4,226)
Investments in shares	(1,242)		(7,169)	25,930
Dividends received	(3,187)		(5,869)	(17)
Net cash flows from investing activities	(11,555)		(18,209)	21,687
Financing activities:
Proceeds from borrowings			(222)
Repayment of borrowings			222	(145)
Interest paid	7,126		5,171	4,226
Dividends paid	3,187		5,869	17
Other financing activities	1,242		7,169	(25,785)
Net cash flows (used in)/from financing activities	$ 11,555		$ 18,209	$ (21,687)